Acquisitions & Divestitures - Pro forma information (Details) - Red Hat, Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Acquisitions
Revenue	$ 79,628	$ 81,360
Net income	$ 9,723	$ 5,702